Fees and Expenses	Nov. 02, 2026
Kurv Yield Premium Strategy Amazon (AMZN) ETF
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.99%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the YP Amazon Fund with the cost of investing in mutual funds and other exchange-traded funds.

The Example assumes that you invest $10,000 in the YP Amazon Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the YP Amazon Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,212

Kurv Yield Premium Strategy Apple (AAPL) ETF
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.99%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the YP Apple Fund with the cost of investing in mutual funds and other exchange-traded funds.

The Example assumes that you invest $10,000 in the YP Apple Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the YP Apple Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,212

Kurv Yield Premium Strategy Google (GOOGL) ETF
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.99%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.99%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the YP Google Fund with the cost of investing in mutual funds and other exchange-traded funds.

The Example assumes that you invest $10,000 in the YP Google Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the YP Google Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,212

Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fee	0.99%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.99%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the YP Microsoft Fund with the cost of investing in mutual funds and other exchange-traded funds.

The Example assumes that you invest $10,000 in the YP Microsoft Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the YP Microsoft Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,212

Kurv Yield Premium Strategy Netflix (NFLX) ETF
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fee	0.99%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.99%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the YP Netflix Fund with the cost of investing in mutual funds and other exchange-traded funds.

The Example assumes that you invest $10,000 in the YP Netflix Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the YP Netflix Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,212

Kurv Yield Premium Strategy Tesla (TSLA) ETF
Prospectus [Line Items]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the YP Tesla Fund and is not a direct expense incurred by the Fund or deducted from the Fund’s assets. Since this number does not represent a direct operating expense of the YP Tesla Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fee	0.99%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.00%
(1)	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the YP Tesla Fund and is not a direct expense incurred by the Fund or deducted from the Fund’s assets. Since this number does not represent a direct operating expense of the YP Tesla Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the YP Tesla Fund with the cost of investing in mutual funds and other exchange-traded funds.

The Example assumes that you invest $10,000 in the YP Tesla Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the YP Tesla Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$102	$318	$552	$1,223